PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 37,291
Ending balance	38,090	$ 37,291
Current lease liabilities	401
Non-current lease liabilities	3,055
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,462
Ending balance	8,065	7,462
Right-of-use assets	206
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,345
Ending balance	8,373	8,345
Right-of-use assets	988
Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,265
Ending balance	7,228	7,265
Right-of-use assets	1,889
Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,219
Ending balance	14,424	14,219
Right-of-use assets	341
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	39,478	39,749
Additions, net of disposals	826	2,433
Acquisitions through business combinations	118	161
Non-cash disposals	(50)	(57)
Assets reclassified as held for sale		(8)
Assets held by subsidiaries disposed during the period	(19)
Net foreign currency exchange differences	712	(2,800)
Ending balance	41,065	39,478
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,277	7,565
Additions, net of disposals	292	500
Acquisitions through business combinations	118	109
Non-cash disposals	32	(154)
Assets reclassified as held for sale		0
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	301	(743)
Ending balance	8,020	7,277
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,337	8,998
Additions, net of disposals	237	561
Acquisitions through business combinations	0	0
Non-cash disposals	(26)	126
Assets reclassified as held for sale		(8)
Assets held by subsidiaries disposed during the period	(19)
Net foreign currency exchange differences	47	(340)
Ending balance	9,576	9,337
Gross Carrying Amount: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,185	8,324
Additions, net of disposals	110	575
Acquisitions through business combinations	0	52
Non-cash disposals	(53)	(12)
Assets reclassified as held for sale		0
Net foreign currency exchange differences	64	(754)
Ending balance	8,306	8,185
Gross Carrying Amount: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,679	14,862
Additions, net of disposals	187	797
Acquisitions through business combinations	0	0
Non-cash disposals	(3)	(17)
Assets reclassified as held for sale		0
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	300	(963)
Ending balance	15,163	14,679
Gross Carrying Amount: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Assets held by subsidiaries disposed during the period	0
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(5,396)	(4,191)
Non-cash disposals	72	52
Assets reclassified as held for sale		4
Assets held by subsidiaries disposed during the period	12
Net foreign currency exchange differences	(89)	309
Depreciation expense	(893)	(1,597)
Disposals	17	27
Ending balance	(6,277)	(5,396)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,454)	(1,272)
Non-cash disposals	2	0
Assets reclassified as held for sale		0
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	(56)	123
Depreciation expense	(195)	(327)
Disposals	8	22
Ending balance	(1,695)	(1,454)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,040)	(1,668)
Non-cash disposals	14	0
Assets reclassified as held for sale		4
Assets held by subsidiaries disposed during the period	12
Net foreign currency exchange differences	(6)	87
Depreciation expense	(234)	(468)
Disposals	9	5
Ending balance	(2,245)	(2,040)
Accumulated depreciation: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(920)	(629)
Non-cash disposals	45	41
Assets reclassified as held for sale		0
Net foreign currency exchange differences	(11)	52
Depreciation expense	(192)	(384)
Disposals	0	0
Ending balance	(1,078)	(920)
Accumulated depreciation: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(982)	(622)
Non-cash disposals	11	11
Assets reclassified as held for sale		0
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	(16)	47
Depreciation expense	(272)	(418)
Disposals	0	0
Ending balance	(1,259)	(982)
Accumulated depreciation: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Assets held by subsidiaries disposed during the period	0
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,209	3,097
Net foreign currency exchange differences	93	(256)
Fair value adjustments		368
Ending balance	3,302	3,209
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,639	1,643
Net foreign currency exchange differences	101	(179)
Fair value adjustments		175
Ending balance	1,740	1,639
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,048	1,046
Net foreign currency exchange differences	(6)	(73)
Fair value adjustments		75
Ending balance	1,042	1,048
Accumulated fair value adjustments: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Net foreign currency exchange differences	0	0
Fair value adjustments		0
Ending balance	0	0
Accumulated fair value adjustments: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	522	408
Net foreign currency exchange differences	(2)	(4)
Fair value adjustments		118
Ending balance	$ 520	$ 522